Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 44,000	$ 0
Redeemable preferred shares, par value (in USD per share)	$ 0.001	$ 0.001
Redeemable preferred shares, authorized (in shares)	10,000,000	14,539,330
Redeemable preferred shares, issued (in shares)	0	10,500,440
Redeemable preferred shares, outstanding (in shares)	0	10,500,440
Common shares, par value (in USD per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	100,000,000	24,000,000
Common shares, issued (in shares)	31,816,020	1,504,251
Common shares, outstanding (in shares)	31,816,020	1,504,251